UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                                              811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	05/31
Date of reporting period:	08/31/08

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
August 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.8%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--.8%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; MBIA, Inc.)	5.00	10/1/22	5,000,000	5,109,900
Huntsville Health Care Authority,
Revenue (Insured; MBIA, Inc.)	5.00	6/1/13	1,600,000	1,713,776
Alaska--3.3%
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/11	2,560,000	2,751,309
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/12	1,620,000	1,761,507
Alaska Student Loan Corporation,
Student Loan Revenue (Insured;
AMBAC)	6.00	7/1/10	6,380,000 a	6,779,260
Anchorage,
Electric Utility Revenue
(Insured; MBIA, Inc.)	6.50	12/1/09	2,910,000	3,071,680
Anchorage
GO (Schools) (Insured; FGIC)	5.88	12/1/10	1,500,000 a	1,615,950
Anchorage
GO (Schools) (Insured; FGIC)	5.88	12/1/10	2,365,000 a	2,547,814
Anchorage,
GO (Schools) (Insured; FGIC)	5.25	9/1/13	2,000,000 a	2,222,240
Northern Tobacco Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/10	4,745,000 a	5,030,412
Northern Tobacco Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.20	6/1/10	1,385,000 a	1,457,200
Arizona--3.0%

Arizona Transportation Board,
Highway Revenue	5.00	7/1/21	12,800,000 b,c	13,794,944
Arizona Water Infrastructure
Finance Authority, Water
Quality Revenue	5.00	10/1/22	3,000,000	3,210,900
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	3,645,000	3,596,230
Salt River Project Agricultural
Improvement and Power
District, Electric System
Revenue (Salt River Project)	5.00	1/1/24	4,000,000	4,219,560
California--3.6%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.13	3/1/18	1,000,000	1,007,380
Arcadia Unified School District,
GO (Insured; FSA)	0.00	8/1/20	1,635,000 d	914,112
California,
GO (Various Purpose)	5.00	11/1/22	3,000,000	3,097,860
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/24	2,500,000	2,646,250
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000	3,103,440
California Housing Finance Agency,
Home Mortgage Revenue	4.55	8/1/21	5,000,000	4,483,200
Elsinore Valley Municipal Water
District, COP (Insured; FGIC)	5.38	7/1/16	3,295,000	3,574,021
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/19	2,000,000	2,003,220

Rancho Mirage Joint Powers
Financing Authority, COP
(Eisenhower Medical Center)
(Insured; MBIA, Inc.)	4.88	7/1/22	3,600,000	3,562,272
Sacramento County Sanitation
District Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)
(Insured; FGIC)	5.25	12/1/23	3,125,000	3,385,063
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	2,300,000	2,069,402
Colorado--.7%
Colorado Springs School District
Number 11, GO Improvement Bonds	6.25	12/1/09	1,000,000	1,052,220
Colorado Springs School District
Number 11, GO Improvement Bonds	6.50	12/1/10	2,000,000	2,178,260
Colorado Springs School District
Number 11, GO Improvement Bonds	6.50	12/1/11	2,040,000	2,276,354
Connecticut--.1%
Mashantucket Western Pequot Tribe,
Special Revenue	5.60	9/1/09	1,000,000 b	1,010,940
District of Columbia--1.4%
District of Columbia
(Insured; MBIA, Inc.)	6.00	6/1/12	3,280,000	3,620,464
District of Columbia,
HR (Children's Hospital
Obligated Group Issue)
(Insured; FSA)	5.25	7/15/18	2,000,000	2,153,000
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/21	2,545,000	2,621,146
District of Columbia,
Revenue (Howard University

Issue) (Insured; AMBAC)	5.00	10/1/22	2,660,000	2,727,458
Florida--17.8%
Bay County,
Sales Tax Revenue (Insured;
AMBAC)	5.00	9/1/24	3,325,000	3,382,024
Brevard County,
Local Option Fuel Tax Revenue
(Insured; FGIC)	5.00	8/1/23	1,260,000	1,264,334
Broward County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FSA)	5.50	7/1/11	4,715,000 a	5,165,235
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program - Florida
Universities) (Insured; MBIA,
Inc.)	5.50	10/1/16	4,285,000	4,490,037
Clay County Housing Finance
Authority, SFMR (Multi-County
Program) (Collateralized: FNMA
and GNMA)	4.85	10/1/11	325,000	330,499
Collier County,
Gas Tax Revenue (Insured;
AMBAC)	5.25	6/1/19	2,190,000	2,293,039
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; FSA)	5.25	2/15/20	3,500,000	3,823,540
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; FSA)	5.25	2/15/22	2,000,000	2,175,520
Dade County,
Water and Sewer System Revenue
(Insured; FGIC)	6.25	10/1/11	2,115,000	2,318,886
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/18	9,330,000	9,745,745
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/18	2,500,000	2,647,475

Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/19	3,675,000	3,838,758
Florida Department of
Transportation, Turnpike
Revenue	5.25	7/1/23	1,945,000	2,023,967
Florida Education System,
University of Florida Housing
Revenue (Insured; FGIC)	5.00	7/1/22	2,055,000	2,094,908
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/12	5,000,000	5,216,750
Florida Municipal Power Agency,
Revenue (Stanton II Project)
(Insured; AMBAC)	5.50	10/1/15	3,635,000	3,934,088
Florida Ports Financing
Commission, Revenue (State
Transportation Trust Fund -
Intermodal Program) (Insured;
FGIC)	5.50	10/1/16	1,745,000	1,769,360
Florida Water Pollution Control
Financing Corporation, Water
PCR	5.25	1/15/21	2,545,000	2,722,717
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; MBIA, Inc.)	5.00	7/1/22	1,155,000	1,241,105
Hillsborough County,
Junior Lien Utility Revenue
(Insured; AMBAC)	5.50	8/1/14	3,205,000	3,580,850
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (Insured; MBIA,
Inc.)	5.00	7/1/16	2,625,000	2,719,579
Indian River County,
GO (Insured; MBIA, Inc.)	5.00	7/1/20	2,265,000	2,388,714
Indian Trace Development District,
Water Management Special
Benefit Assessment (Insured;

MBIA, Inc.)	5.00	5/1/20	1,500,000	1,517,055
Jacksonville,
Better Jacksonville Sales Tax
Revenue (Insured; AMBAC)	5.50	10/1/14	1,500,000	1,605,585
Jacksonville,
Better Jacksonville Sales Tax
Revenue (Insured; AMBAC)	5.50	10/1/15	1,500,000	1,605,585
Jacksonville,
Guaranteed Entitlement Revenue
(Improvement) (Insured; FGIC)	5.38	10/1/16	3,080,000	3,300,559
Jacksonville,
Sales Tax Revenue (River City
Renaissance Project) (Insured;
FGIC)	5.13	10/1/18	2,500,000	2,500,775
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.00	9/1/17	3,750,000	3,746,100
Lee County,
Transportation Facilities
Revenue (Insured; AMBAC)	5.50	10/1/15	2,500,000	2,675,975
Lee County Industrial Development
Authority, Healthcare
Facilities Revenue (Cypress
Cove at Healthpark Florida,
Inc. Project)	4.75	10/1/08	1,155,000	1,154,203
Martin County,
Utilities System Revenue
(Insured; FGIC)	5.50	10/1/12	1,065,000	1,155,898
Martin County,
Utilities System Revenue
(Insured; FGIC)	5.50	10/1/13	1,485,000	1,625,778
Miami-Dade County,
Public Service Tax Revenue
(UMSA Public Improvements)
(Insured; AMBAC)	5.50	4/1/16	2,190,000	2,354,053

Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,530,000	2,587,456
Miami-Dade County,
Water and Sewer System Revenue
(Insured; FSA)	5.25	10/1/17	5,000,000	5,480,950
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	8/1/15	5,000,000	5,238,300
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000	5,340,750
Northern Palm Beach County
Improvement District, Water
Control and Improvement (Unit
of Development Number 5B)	5.75	8/1/09	630,000 a	651,578
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/15	1,010,000	1,023,473
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; MBIA, Inc.)	6.25	10/1/11	1,770,000	1,972,506
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	6.75	7/1/22	3,000,000	2,977,050
Palm Beach County,
Criminal Justice Facilities
Revenue (Insured; FGIC)	5.38	6/1/10	1,825,000	1,886,612
Palm Beach County,
Public Improvement Revenue
(Convention Center Project)
(Insured; FGIC)	5.50	11/1/11	1,785,000 a	1,952,469
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.38	8/1/14	4,000,000	4,370,840

Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FSA)	5.50	8/1/12	4,910,000 a	5,435,075
Polk County,
Constitutional Fuel Tax
Improvement Revenue (Insured;
MBIA, Inc.)	5.00	12/1/19	1,330,000	1,394,412
Polk County,
Utility System Revenue
(Insured; FGIC)	5.25	10/1/18	2,000,000	2,123,940
Sarasota County School Board,
COP (Master Lease Program
Agreement) (Insured; FGIC)	5.00	7/1/15	1,000,000	1,065,420
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000	1,097,859
Seminole County,
Water and Sewer Revenue	5.00	10/1/22	4,530,000	4,713,420
Volusia County School Board,
Sales Tax Revenue (Insured;
FSA)	5.38	10/1/15	4,000,000	4,313,320
Georgia--4.4%
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/15	2,560,000	2,743,629
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/16	2,700,000	2,874,933
Atlanta,
Water and Wastewater Revenue
(Insured; FSA)	5.25	11/1/15	5,000,000	5,485,450
Augusta,
Water and Sewerage Revenue
(Insured; FSA)	5.00	10/1/23	5,000,000	5,322,000
Austin Trust
(Georgia, GO)	5.00	7/1/24	10,000,000 b,c	10,655,450

Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	6.00	9/1/10	1,275,000	1,369,567
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.25	9/1/14	1,710,000 a	1,921,356
Municipal Electric Authority of
Georgia, Combustion Turbine
Project Revenue (Insured;
MBIA, Inc.)	5.25	11/1/16	5,000,000	5,360,750
Hawaii--.3%
Kuakini Health System,
Special Purpose Revenue	5.50	7/1/12	2,115,000	2,200,763
Illinois--2.5%
Chicago Housing Authority,
Revenue (Capital Program)	5.25	7/1/10	2,420,000	2,556,512
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; CIFG)	5.50	1/1/15	6,450,000	6,900,984
Chicago Park District,
GO Limited Tax Park (Insured;
FGIC)	5.50	1/1/20	1,300,000	1,367,639
Cook County Community High School
District Number 219, GO
(Insured; FSA)	5.00	12/1/24	2,020,000	2,114,334
Illinois Health Facilities
Authority, Revenue (The
Passavant Memorial Area
Hospital Association Project)	5.65	10/1/10	4,850,000 a	5,215,835
Metropolitan Pier and Exposition
Authority, Dedicated State Tax

Revenue (McCormick Place
Expansion Project) (Insured;
MBIA, Inc.)	0/5.55	6/15/21	2,500,000 e	2,204,275
Indiana--.1%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	5/1/13	1,000,000	1,051,490
Kansas--2.3%
Burlington,
EIR (Kansas City Power and
Light Company Project)
(Insured; XLCA)	5.00	4/1/11	5,000,000	5,123,500
Wyandotte County/Kansas City
Unified Government, Tax-Exempt
Sales Tax Special Obligation
Revenue (Redevelopment Project
Area B)	4.75	12/1/16	3,800,000	3,785,636
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	10,125,992
Kentucky--1.4%
Ashland,
PCR (Ashland Inc. Project)	5.70	11/1/09	4,000,000	4,152,040
Kentucky Asset/Liability
Commission, Project Notes
(Federal Highway Trust First
Series) (Insured; MBIA, Inc.)	5.25	9/1/18	5,000,000	5,567,900
Kentucky Municipal Power Agency,
Power System Revenue (Praire
State Project) (Insured; MBIA,
Inc.)	5.25	9/1/19	2,000,000	2,111,120
Louisiana--.2%
Morehouse Parish,
PCR (International Paper
Company Project)	5.25	11/15/13	2,000,000	1,987,700
Maine--1.1%

Jay,
SWDR (International Paper
Company Projects)	4.90	11/1/17	5,780,000	5,290,492
Maine Housing Authority,
Mortgage Purchase	4.75	11/15/21	4,100,000	3,835,550
Maryland--.3%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.25	1/1/22	1,000,000	977,430
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.25	1/1/23	1,250,000	1,216,762
Massachusetts--.6%
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.60	1/1/22	6,000,000	5,262,960
Michigan--2.5%
Detroit,
Water Supply System Revenue
(Insured; FSA)	5.00	7/1/22	5,000,000	5,153,300
Detroit Local Development Finance
Authority, Tax Increment
Revenue	5.20	5/1/10	3,770,000	3,625,420
Michigan Building Authority,
Revenue (State Police
Communications System)	5.25	10/1/13	1,945,000	2,159,261
Michigan Hospital Finance
Authority, Revenue (Oakwood
Obligation Group)	5.50	11/1/11	3,500,000	3,690,295
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.25	11/15/11	2,500,000	2,632,900
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.75	11/15/11	3,250,000 a	3,590,015

Minnesota--2.7%
Lakeville Independent School
District Number 194, GO
(Insured; FSA)	5.00	2/1/18	5,000,000	5,255,500
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured; FGIC)	5.00	1/1/25	5,000,000	4,917,450
Minnesota Public Facilities
Authority, Clean Water Revenue	5.00	3/1/20	7,500,000	8,068,725
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.00	11/15/17	3,000,000	2,876,790
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,000,000	988,070
Mississippi--.6%
Mississippi Development Bank,
Special Obligation Revenue
(Madison County Highway
Construction Project)
(Insured; FGIC)	5.00	1/1/22	5,000,000	5,116,850
Missouri--1.0%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000	3,285,420
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (BJC Health
System)	5.25	5/15/17	4,825,000	4,987,072
Nevada--1.2%
Clark County School District,
GO (Limited Tax)	5.00	6/15/25	5,000,000	5,199,400
Director of the State of Nevada

Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	4,668,100
New Hampshire--.5%
New Hampshire Higher Educational
and Health Facilities
Authority, HR (The Cheshire
Medical Center Issue)	5.13	7/1/18	4,125,000	4,155,277
New Jersey--3.1%
Bayonne,
Temporary Note	5.00	10/24/08	1,000,000	1,003,140
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000	2,949,270
Casino Reinvestment Development
Authority, Revenue (Insured;
MBIA, Inc.)	5.25	6/1/19	5,000,000	5,159,850
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	3,300,000	3,244,527
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/16	1,000,000	984,380
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured;
Radian)	5.00	7/1/10	1,880,000	1,928,354
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured;
Radian)	5.00	7/1/11	1,970,000	2,036,172
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	2,810,000	2,979,443
New Jersey Higher Education

Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty)	5.88	6/1/21	5,000,000	5,071,000
New Mexico--.6%
Jicarilla,
Apache Nation Revenue	5.00	9/1/11	1,500,000	1,565,835
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	2,905,000	3,061,986
New York--5.1%
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA, Inc.)	4.85	9/1/15	3,000,000 f	2,812,860
New York City	5.00	8/1/18	5,000,000	5,367,350
New York City	5.00	4/1/20	2,500,000	2,610,775
New York City	5.00	4/1/22	5,110,000	5,262,891
New York State Dormitory
Authority, Mortgage HR (The
Long Island College Hospital)
(Insured; FHA)	6.00	8/15/15	4,130,000	4,491,705
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.25	7/1/24	1,000,000	973,200
New York State Local Government
Assistance Corporation	5.25	4/1/16	3,425,000	3,779,796
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Revenue Bonds	5.50	4/1/12	3,950,000	4,330,740
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,347,200
New York State Urban Development
Corporation, Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000	2,110,700
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility

Revenue (American Ref-Fuel
Company of Niagara, L.P.
Facility)	5.45	11/15/12	2,000,000	1,982,580
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	3,000,000	2,905,380
North Carolina--4.0%
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)
(Insured; FSA)	5.00	1/15/20	5,000,000	5,229,450
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/14	3,000,000	3,108,870
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/21	1,200,000	1,289,364
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	5.00	1/1/20	3,000,000	3,018,120
North Carolina Medical Care
Commission, FHA Insured
Mortgage Revenue (Morehead
Memorial Hospital Project)
(Insured; FSA)	5.00	11/1/20	4,540,000	4,709,569
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000	981,370
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000	1,197,887
North Carolina Municipal Power

Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/16	2,540,000	2,729,027
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/17	10,000,000	10,744,200
Ohio--2.1%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/17	5,000,000	5,557,600
Franklin County Convention
Facilities Authority, Tax and
Lease Revenue Anticipation
Bonds	5.00	12/1/23	2,075,000	2,162,274
Knox County,
Hospital Facilities Revenue
(Knox Community Hospital)
(Insured; Radian)	5.00	6/1/12	1,500,000	1,566,855
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
CIFG)	5.25	5/1/16	3,230,000 a	3,587,077
Ohio Water Development Authority,
PCR (Buckeye Power, Inc.
Project) (Insured; AMBAC)	5.00	5/1/22	4,130,000	4,227,964
Oregon--1.5%
Portland,
Second Lien Sewer System
Revenue	5.00	6/15/24	2,645,000	2,789,391
Portland,
Second Lien Sewer System
Revenue	5.00	6/15/25	2,780,000	2,920,418
Washington County Unified Sewerage
Agency, Senior Lien Sewer
Revenue (Insured; FGIC)	5.75	10/1/12	5,670,000	6,258,036
Pennsylvania--5.4%
Allegheny County,

Airport Revenue (Pittsburgh
International Airport)
(Insured; MBIA, Inc.)	5.75	1/1/11	5,000,000	5,196,600
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,007,920
Allegheny County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.05	9/1/11	2,000,000	2,060,500
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	5.65	12/15/17	895,000	888,350
Delaware River Joint Toll Bridge
Commission, Bridge Revenue	5.25	7/1/13	2,500,000	2,727,950
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000	7,559,376
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.13	3/15/23	2,045,000	1,953,077
Harrisburg Authority,
Resource Recovery Facility
Revenue	0.00	12/15/10	1,420,000 d	1,287,997
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital)
(Insured; AMBAC)	6.10	6/1/12	5,000,000	5,534,750
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.25	1/15/15	3,660,000	3,979,445
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/13	5,535,000	5,897,875
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter

School Project)	5.38	9/15/17	2,580,000	2,559,902
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/11	1,475,000 a	1,642,014
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/12	525,000	565,667
Rhode Island--.6%
Rhode Island Health and
Educational Building
Corporation, Health Facilities
Revenue (Saint Antoine
Residence Issue) (LOC; Allied
Irish Banks)	5.50	11/15/09	1,430,000	1,460,702
Rhode Island Student Loan
Authority, Student Loan
Program Revenue (Insured;
AMBAC)	4.80	12/1/21	3,600,000	3,255,660
South Carolina--3.2%
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,480,025
Charleston Educational Excellence
Financing Corporation,
Installment Purchase Revenue
(Charleston County School
District, South Carolina
Project)	5.25	12/1/21	5,000,000	5,195,100
Dorchester County School District
Number 2, Installment Purchase
Revenue (Growth Remedy
Opportunity Without Tax Hike)	5.25	12/1/21	5,000,000	5,120,500
Hilton Head Island Public
Facilities Corporation, COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000	1,137,090
Tobacco Settlement Revenue
Management Authority, Tobacco

Settlement Asset-Backed
Refunding Bonds	5.00	6/1/18	5,000,000	4,886,100
Tennessee--.5%
Tennessee Housing Development
Agency Homeownership Program
Revenue	5.20	7/1/10	1,770,000	1,812,958
Tennessee Housing Development
Agency Homeownership Program
Revenue	5.30	7/1/11	2,085,000	2,130,328
Texas--9.1%
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/17	1,935,000	1,877,492
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/18	1,125,000	1,086,345
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/20	1,555,000	1,485,352
Bexar County,
Revenue (Venue Project)
(Insured; MBIA, Inc.)	5.75	8/15/13	5,000,000	5,277,050
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (Learjet
Inc. Project)	6.15	1/1/16	4,000,000	3,770,920
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; XLCA)	6.13	11/1/18	5,000,000	5,040,050
Deer Park Independent School
District, Limited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Insured; FSA)	5.25	2/15/21	2,235,000	2,393,886

Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000	2,218,016
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Hospital
System) (Insured; FSA)	5.50	6/1/12	8,295,000	8,986,969
Houston,
Combined Utility System, First
Lien Revenue (Insured; FSA)	5.25	5/15/21	5,000,000	5,296,600
Houston,
Combined Utility System, First
Lien Revenue (Insured; MBIA,
Inc.)	5.25	5/15/12	2,750,000	2,975,500
Lewisville,
Combination Tax and Revenue
Certificates of Obligation
(Insured; MBIA, Inc.)	5.25	2/15/20	1,230,000	1,302,139
Lower Colorado River Authority,
Revenue	5.75	5/15/23	2,000,000	2,126,620
Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services
Corporation Project) (Insured;
FGIC)	5.00	5/15/20	4,200,000	4,260,774
North Texas Tollway Authority,
System Revenue	6.00	1/1/23	3,000,000	3,175,530
Port of Corpus Christi Industrial
Development Corporation,
Revenue (Valero Refining and
Marketing Company Project)	5.40	4/1/18	1,500,000	1,501,845
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/23	5,000,000	5,200,900
Tarrant County Health Facilities
Development Corporation,
Health Resources System

Revenue (Insured; MBIA, Inc.)	5.75	2/15/14	5,000,000	5,621,600
Tarrant County Health Facilities
Development Corporation,
Health System Revenue (Harris
Methodist Health System)	6.00	9/1/10	7,725,000	8,016,310
White Settlement Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/22	2,535,000	2,623,446
Utah--3.4%
Jordanelle Special Service
District (Special Assessment
Improvement District)	8.00	10/1/11	3,210,000	3,381,542
Orem,
Sales Tax Revenue (Insured;
AMBAC)	5.00	4/15/12	3,325,000 a	3,601,873
Puttable Floating Option Tax
Exempt Receipts (Utah Transit
Authority, Sales Tax Revenue)	5.00	6/15/24	17,000,000 b,c	17,900,320
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program)	5.00	5/15/17	2,950,000	3,137,060
Virginia--1.8%
Peninsula Ports Authority,
Revenue (Port Facility-CSX
Transportation Project)	6.00	12/15/12	4,150,000	4,349,864
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.25	6/1/12	3,000,000 a	3,175,830
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	4.50	9/1/18	2,450,000	2,604,742
Virginia Port Authority,

Commonwealth Port Fund Revenue	5.00	7/1/19	4,415,000	4,396,457
Washington--3.2%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000	5,193,450
Franklin County,
GO (Pasco School District
Number 1) (Insured; FSA)	5.25	12/1/19	5,000,000	5,333,700
Goat Hill Properties,
LR (Government Office Building
Project) (Insured; MBIA, Inc.)	5.25	12/1/20	2,710,000	2,852,898
Port of Seattle,
Limited Tax GO (Insured; FSA)	5.00	11/1/16	5,000,000	5,143,650
Port of Tacoma,
Limited Tax GO (Insured; FSA)	5.00	12/1/20	3,025,000	3,247,186
Seattle,
Municipal Light and Power
Improvements Revenue (Insured;
FSA)	5.25	3/1/10	50,000	52,331
Washington	5.75	10/1/12	20,000	21,438
Washington	5.75	10/1/12	2,305,000	2,463,930
Washington Housing Finance
Commission (Single Family
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.75	12/1/37	1,915,000	1,968,314
West Virginia--.4%
West Virginia Economic Development
Authority, LR (Department of
Environmental Protection)	5.50	11/1/22	2,895,000	3,064,415
Wisconsin--.5%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Medical Group, Inc.
Project) (Insured; FSA)	6.00	11/15/11	3,500,000	3,829,665
U.S. Related--2.9%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement

Asset-Backed Bonds	5.75	7/1/10	5,000,000 a	5,285,000
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	4,300,000 a	4,545,100
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,000,000 a	3,171,000
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,500,000	1,499,895
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
MBIA, Inc.)	5.50	7/1/13	2,500,000	2,678,225
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA, Inc.)	5.25	7/1/12	2,440,000	2,477,576
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/16	510,000	517,900
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Insured;
XLCA)	5.25	7/1/20	2,000,000	2,016,540
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	1,125,000	1,154,228
Total Long-Term Municipal Investments
(cost $810,769,940)				817,232,729
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.1%	Rate (%)	Date	Amount ($)	Value ($)

North Carolina--.6%
North Carolina Education
Assistance Authority, Student
Loan Revenue (Insured; AMBAC
and Liquidity Facility;

Wachovia Bank)	10.20	9/7/08	5,000,000 g	5,000,000
Tennessee--.5%
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	8.50	9/7/08	3,900,000 g	3,900,000
Total Short-Term Municipal Investments
(cost $8,900,000)				8,900,000
Total Investments (cost $819,669,940)			100.9%	826,132,729
Liabilities, Less Cash and Receivables			(.9%)	(7,390,558)
Net Assets			100.0%	818,742,171

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities amounted to $43,361,654 or 5.3% of net assets.

c	Collateral for floating rate borrowings.

d	Security issued with a zero coupon. Income is recognized through the accretion of discount.

e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

f	Variable rate security--interest rate subject to periodic change.

g	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $819,669,940. Net unrealized apreciation on investments was $6,462,789 of which $15,400,959 related to appreciated investment securities and $8,938,170 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance

BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue

TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	826,132,729		0

Level 3 - Significant Unobservable Inputs	0		0

Total	826,132,729		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

FORM N-Q

Item 1.   Schedule of Investments.

Item 2.    Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 27, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)